Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities

10. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	2023	2022
	In thousands of USD
Salary payable	$1,224	$1,021
Other	88	680
Total	$1,312	$1,701